Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current provision [Abstract]
Federal	$ 25,000	$ (29,000)	$ (86,000)
State	68,000	(17,000)	29,000
Total current	93,000	(46,000)	(57,000)
Deferred provision (benefit) [Abstract]
Federal	88,000	15,000	(2,622,000)
State	(285,000)	62,000	(88,000)
Total deferred	(197,000)	77,000	(2,710,000)
Total (benefit) provision	$ (104,000)	$ 31,000	$ (2,767,000)
Reconciliation of effective tax rate [Abstract]
U.S. federal corporate tax rate	21.00%	21.00%	34.00%
State income taxes, net of federal income tax benefit	(0.20%)	(20.90%)	0.90%
Change in valuation allowance for deferred tax assets, exclusive of impact of Tax Act	(8.50%)	47.70%	(26.90%)
Cumulative deferred adjustments	(0.40%)	0.00%	0.00%
Provision to return adjustments	0.50%	1.80%	0.00%
Other permanent differences	(3.70%)	(12.20%)	(1.30%)
Dividend and accretion on preferred stock	(12.30%)	(49.90%)	(15.20%)
FIN 48 liability	(1.30%)	(4.60%)	(0.90%)
R&D credit	6.50%	27.70%	4.60%
Impact of Tax Act	0.000	(0.125)	0.355
Other	0.00%	0.00%	1.50%
Effective income tax rate	1.60%	(1.90%)	32.20%
Deferred tax assets [Abstract]
Accounts receivable, principally due to allowance for doubtful accounts	$ 185,000	$ 79,000
Allowance for inventory obsolescence and amortization	316,000	281,000
Accrued liabilities not currently deductible	1,649,000	1,634,000
Accrued compensation	1,655,000	1,206,000
Deferred rent	4,808,000	4,750,000
Section 163(j) interest limitation	804,000	246,000
Net operating loss carryforwards - federal	2,583,000	1,956,000
Net operating loss carryforwards - state	796,000	653,000
Federal tax credit	1,326,000	983,000
Total gross deferred tax assets	14,122,000	11,788,000
Less valuation allowance	(7,206,000)	(6,652,000)
Total deferred tax assets, net of valuation allowance	6,916,000	5,136,000
Deferred tax liabilities [Abstract]
Amortization and depreciation	(2,623,000)	(2,237,000)
Unbilled accounts receivable, deferred for tax purposes	(1,611,000)	(955,000)
Goodwill basis adjustment and amortization	(2,886,000)	(2,713,000)
Telos ID basis difference	(417,000)	(49,000)
Total deferred tax liabilities	(7,537,000)	(5,954,000)
Net deferred tax liabilities	(621,000)	(818,000)
Movement in Valuation Allowances and Reserves [Roll Forward]
Decrease in deferred tax liabilities	(3,000,000)
Operating loss carryforwards	12,400,000
Alternate minimum tax credit carryforwards	60,000
Unrecognized tax benefits [Roll Forward]
Unrecognized tax benefits, beginning of period	648,000	677,000	$ 762,000
Gross decreases-tax positions in prior period	(39,000)	(63,000)	(127,000)
Gross increases-tax positions in current period	101,000	92,000	77,000
Settlements	(37,000)	(58,000)	(35,000)
Unrecognized tax benefits, end of period	673,000	648,000	677,000
Interest and penalties	304,000	278,000
Valuation Allowance of Deferred Tax Assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance Beginning of Period	6,652,000	7,219,000	10,499,000
Additions	554,000	0	0
Deductions	0	(567,000)	(3,280,000)
Balance End of Period	$ 7,206,000	$ 6,652,000	$ 7,219,000